Financial Liabilities - Loans and Borrowings (Details) € in Thousands	48 Months Ended
	Dec. 31, 2018 EUR (€) loan	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Financial Liabilities
Amount extended		€ 5,152,063	€ 4,911,455
Non-current, Loan transaction costs		(189,180)	(154,458)
Non-current loans and borrowings		2,338,132	3,649,484
Current loans and borrowings, Amount extended		277,048	691,514
Current loans, Loan transaction costs		(1,214)	(89,127)
Current loans and borrowings		318,200	674,308
Current loans and borrowings, accrued interest		25,775	27,468
Loans and Borrowings
Financial Liabilities
Non-current, Loan transaction costs		(88,257)	(104,797)
Current loans, Loan transaction costs			(59,735)
Senior debt
Financial Liabilities
Amount extended		3,703,896	3,703,896
Non-current loans and borrowings, Carrying amount		2,373,264	3,309,032
Current loans and borrowings, Carrying amount		25,420	34,832
EIB Loan
Financial Liabilities
Amount extended		170,000	270,000
Carrying amount		85,000	116,875
Non-current loans and borrowings, Carrying amount		53,125	85,000
Current loans and borrowings, Carrying amount		31,875	31,875
Number of long-term loans arranged with European Investment Bank | loan	3
Nominal value	€ 270,000
Long-term loans maturity period (in years)	10 years
Long-term loans grace period (in years)	2 years
EIB loans of Euro 1
Financial Liabilities
Nominal value	€ 85,000
EIB loans of Euro 2
Financial Liabilities
Nominal value	85,000
EIB loans of Euro 3
Financial Liabilities
Nominal value	€ 100,000
Revolving Credit
Financial Liabilities
Amount extended		1,278,167	937,559
Carrying amount			360,249
Non-current loans and borrowings, Carrying amount			360,249
Other current loans
Financial Liabilities
Current loans and borrowings, Amount extended		277,048	691,514
Current loans and borrowings, Carrying amount		€ 260,905	667,336
Other current loans | Minimum
Financial Liabilities
Interest rate		0.10%
Other current loans | Maximum | Euribor
Financial Liabilities
Adjustment to interest rate basis (as a percent)		7.90%
Senior Debt Due 2024
Financial Liabilities
Current loans and borrowings			223,077
Nominal value		€ 240,000
US dollar | Senior debt - Tranche B, Maturity in 2027
Financial Liabilities
Amount extended		2,343,896	2,343,896
Non-current loans and borrowings, Carrying amount		1,516,395	2,066,822
Current loans and borrowings, Carrying amount		€ 17,590	21,756
US dollar | Senior debt - Tranche B, Maturity in 2027 | SOFR
Financial Liabilities
Adjustment to interest rate basis (as a percent)		2.00%
US dollar | Revolving Credit, Maturity in 2025
Financial Liabilities
Amount extended		€ 414,667	937,559
Non-current loans and borrowings, Carrying amount			360,249
US dollar | Revolving Credit, Maturity in 2025 | SOFR
Financial Liabilities
Adjustment to interest rate basis (as a percent)		2.50%
US dollar | Revolving credit facility due in May 2027
Financial Liabilities
Amount extended		€ 863,500
US dollar | Revolving credit facility due in May 2027 | SOFR
Financial Liabilities
Adjustment to interest rate basis (as a percent)		2.50%
Euros | Senior debt - Tranche B, Maturity in 2027
Financial Liabilities
Amount extended		€ 1,360,000	1,360,000
Non-current loans and borrowings, Carrying amount		856,869	1,242,210
Current loans and borrowings, Carrying amount		€ 7,830	13,076
Euros | Senior debt - Tranche B, Maturity in 2027 | Euribor
Financial Liabilities
Adjustment to interest rate basis (as a percent)		2.25%
Euros | EIB Loan, Maturing in 2025
Financial Liabilities
Amount extended			100,000
Non-current loans and borrowings, Carrying amount			10,625
Interest rate		2.40%
Current loans and borrowings, Carrying amount		€ 10,625	10,625
Euros | EIB Loan, Maturing in 2027
Financial Liabilities
Amount extended		85,000	85,000
Non-current loans and borrowings, Carrying amount		€ 21,250	31,875
Interest rate		2.02%
Current loans and borrowings, Carrying amount		€ 10,625	10,625
Euros | EIB Loan, Maturing in 2028
Financial Liabilities
Amount extended		85,000	85,000
Non-current loans and borrowings, Carrying amount		€ 31,875	42,500
Interest rate		2.15%
Current loans and borrowings, Carrying amount		€ 10,625	€ 10,625